Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2014
Business Segment Information [Abstract]
Segment Profit And Assets

Business Segments (dollars in millions)

	Transportation & International	North American	Non-Strategic	Corporate &	Total
	Finance	Commercial Finance	Portfolios	Other	CIT
Quarter Ended March 31, 2014
Interest income	$ 76.7	$ 193.4	$ 28.4	$ 3.7	$ 302.2
Interest expense	(160.7)	(68.9)	(24.9)	(17.4)	(271.9)
Provision for credit losses	(12.4)	(23.2)	(1.0)	(0.1)	(36.7)
Rental income on operating leases	459.6	22.8	9.5	-	491.9
Other income	7.2	61.8	4.4	(2.3)	71.1
Depreciation on operating lease equipment	(121.7)	(21.9)	(5.2)	-	(148.8)
Maintenance and other operating lease expenses	(51.6)	-	-	-	(51.6)
Operating expenses	(79.5)	(121.5)	(19.2)	(13.3)	(233.5)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ 117.6	$ 42.5	$ (8.0)	$ (29.4)	$ 122.7
Select Period End Balances
Loans	$ 3,553.5	$ 14,902.8	$ 115.4	$ -	$ 18,571.7
Credit balances of factoring clients	-	(1,213.5)	-	-	(1,213.5)
Assets held for sale	92.6	67.0	959.8	-	1,119.4
Operating lease equipment, net	13,926.9	210.1	45.4	-	14,182.4
Quarter Ended March 31, 2013
Interest income	$ 56.6	$ 219.3	$ 43.9	$ 2.7	$ 322.5
Interest expense	(144.1)	(78.6)	(36.8)	(14.6)	(274.1)
Provision for credit losses	5.6	(24.9)	(0.3)	0.1	(19.5)
Rental income on operating leases	417.4	23.8	35.2	-	476.4
Other income	16.8	63.7	(9.9)	(0.6)	70.0
Depreciation on operating lease equipment	(108.0)	(16.3)	(9.0)	-	(133.3)
Maintenance and other operating lease expenses	(42.4)	-	-	-	(42.4)
Operating expenses	(63.4)	(128.1)	(38.5)	(0.9)	(230.9)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ 138.5	$ 58.9	$ (15.4)	$ (13.3)	$ 168.7
Select Period End Balances
Loans	$ 2,958.0	$ 14,094.2	$ 1,473.5	$ -	$ 18,525.7
Credit balances of factoring clients	-	(1,237.7)	-	-	(1,237.7)
Assets held for sale	214.1	8.5	424.2	-	646.8
Operating lease equipment, net	12,024.6	183.8	82.2	-	12,290.6